WARRANTS (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 27, 2014	Feb. 28, 2015	Feb. 28, 2014
Fair value of warrants issued	$ 133,406	$ 67,500
Warrants issued to consultant for services	21,334	3,334
Stock based compensation expense	$ 207,112	$ 33,750		$ 1,333,871	$ 1,946,772
$2.10 [Member] | Warrants [Member]
Warrant exercise price	$ 31.50
Warrants repurchased and cancelled	1,668
$1.50 [Member] | Warrants [Member]
Warrant exercise price	$ 22.50
Warrants repurchased and cancelled	5,001
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member]
Discount rate	1.49%
Fair value of warrants issued	$ 4,771
Warrant term	5 years
Volatility	124.00%
Dividends	0.00%
Warrants issued to consultant for services	1,251
Stock based compensation expense	$ 4,771
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.00 [Member]
Warrant exercise price	$ 15.00
Warrants issued to consultant for services	556
Warrants [Member] | Goods and Services Exchanged for Equity Instrument [Member] | $1.25 [Member]
Warrant exercise price	$ 18.75
Warrants issued to consultant for services	695
Warrants [Member] | Series A Preferred Stock [Member]
Warrants issued	193,708
Warrant exercise price	$ 10.50
Warrants [Member] | Placement Agent [Member] | Series A Preferred Stock [Member]
Warrants issued	20,668
Discount rate	1.41%
Fair value of warrants issued	$ 158,441
Warrant term	5 years
Volatility	125.00%
Dividends	0.00%
Convertible Notes Payable [Member] | Warrants [Member]
Warrants issued			3,336
Warrant exercise price			$ 22.50
Convertible Notes Payable [Member] | Warrants [Member] | Placement Agent [Member]
Warrants issued			566
Warrant exercise price			$ 37.50
Discount rate			0.74%
Fair value of warrants issued			$ 25,498
Warrant term			5 years
Volatility			134.00%
Dividends			0.00%